Average Annual Total Returns - Class D Shares - Janus Henderson Government Money Market Fund - Class D - Return Before Taxes	1 Year	5 Years	10 Years	Since Inception	Inception Date
Total	1.64%	0.65%	0.33%	2.15%	Feb. 14, 1995